Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	$ 3,570	$ 3,680	$ 3,743
Amortization and impairment of intangible assets	627	489	485
Depreciation and impairment of right-of-use asset	460	455	391
Impairment of goodwill			6
Cost of sales [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	2,751	2,807	2,791
Amortization and impairment of intangible assets	86	67	40
Depreciation and impairment of right-of-use asset	11
Distribution expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	155	166	197
Amortization and impairment of intangible assets	4	3	4
Depreciation and impairment of right-of-use asset	191	186	171
Sales and marketing expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	379	414	416
Amortization and impairment of intangible assets	247	165	196
Depreciation and impairment of right-of-use asset	160	153	137
Administrative expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	277	285	335
Amortization and impairment of intangible assets	290	254	245
Depreciation and impairment of right-of-use asset	98	116	83
Other operating expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	$ 8	$ 8	4
Exceptional Items [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Impairment of goodwill			$ 6